1933 Act File No. 33-51247
                                                      1940 Act File No. 811-7129

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   X

    Pre-Effective Amendment No.    ...............................

    Post-Effective Amendment No.   24  ...........................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X

    Amendment No.   25  ..........................................        X

                    FEDERATED MANAGED ALLOCATION PORTFOLIOS
                        (formerly, Managed Series Trust)
               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                          John W. McGonigle, Esquire,
                           Federated Investors Tower,
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

  immediately upon filing pursuant to paragraph (b) on _________________ pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
 X  on January 29, 2007 pursuant to paragraph (a) (i)
  _ 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro LLP
1825 Eye Street, N.W.
Washington, DC  20006









FEDERATED BALANCED ALLOCATION FUND

A PORTFOLIO OF FEDERATED MANAGED ALLOCATION PORTFOLIOS



PROSPECTUS

JANUARY 31, 2007

CLASS A SHARES

CLASS B SHARES

CLASS C SHARES

A mutual fund seeking to provide capital appreciation by investing in a combination of equity and fixed-income mutual funds.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                      CONTENTS
                                      Risk/Return Summary
                                      What are the Fund's Fees and Expenses?
                                      What are the Fund's Investment Strategies?
                                      Information About the Underlying Funds
                                      What are the Principal Securities in Which
                                      Each Underlying Fund Invests?
                                      What are the Specific Risks of Investing in the Fund?
                                      What Do Shares Cost?
                                      Valuation of Portfolio Securities by the Underlying Funds
                                      How is the Fund Sold?
                                      Payments to Financial Intermediaries
                                      How to Purchase Shares
                                      How to Redeem and Exchange Shares
                                      Account and Share Information
                                      Who Manages the Fund?
                                      Legal Proceedings
                                      Financial Information
                                      Appendix A: Hypothetical Investment and
                                      Expense Information

NOT FDIC INSURED  *  MAY LOSE VALUE  *  NO BANK GUARANTEE

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objective is to provide capital appreciation. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund pursues its investment objective by investing, under normal market conditions, in a combination of the following Federated mutual funds
(referred to herein as collectively as "Underlying Fund(s) and individually as an "Underlying Fund"):
   Federated American Leaders Fund, Inc.
   Federated Capital Appreciation Fund
   Federated Kaufmann Fund
   Federated Intermediate Corporate Bond Fund
The Underlying Funds will, in turn, invest primarily in U.S. and foreign equity and/or fixed-income securities. The investment strategy of each Underlying Fund is more fully described in the section of this Prospectus entitled
"Information about the Underlying Funds."
 The Fund will endeavor to maintain a proportionate allocation (i.e., approxi-mately 25% allocation to each Underlying Fund) among the Underlying Funds (referred to herein as the "Target Allocation Position") except to the extent the Fund maintains a cash position (e.g., in order to meet shareholder redemptions). It is expected that changes in the market value of the Underlying Funds will cause the percentage of the Fund's net assets invested in each Underlying Fund to represent more or less than 25% of the Fund's net assets on any given day. The Fund's adviser (the "Adviser") will manage purchase and redemption requests for Fund shares (and, by extension, the related subsequent purchases of and redemptions from the Underlying Funds) in such a manner that seeks to maintain the Fund's Target Allocation Position to the greatest extent possible. On a quarterly basis, the Fund will reserve the right (but is not required) to rebalance its investments to the Target Allocation Position.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. Shareholders of the Fund will be exposed to the risks of the Underlying Funds. The types of risks identified by an "X" in the following chart are specific to each Underlying Fund's principal investment strategy. A description of each type of risk is contained in this prospectus under the heading entitled "What are the Specific Risks of Investing in the Fund?".

TYPES OF RISKS                                               FEDERATED         FEDERATED         FEDERATED      FEDERATED
                                                             AMERICAN          CAPITAL           KAUFMANN       INTERMEDIATE
                                                             LEADERS FUND,     APPRECIATION      FUND           CORPORATE BOND
                                                             INC.              FUND                             FUND
Stock Market Risks                                           X                 X                 X
Sector Risks                                                 X                 X                 X
Risks Related to Investment for Value                        X
Risks of Investing in ADRs and Domestically Traded           X                 X
Securities of Foreign Issuers
Liquidity Risks                                                                X                 X
Risks to Related to Company Size                                               X                 X
Risks Related to Investing for Growth                                                            X
Risks of Foreign Investing                                                                       X              X
Currency Risks                                                                                   X
Leverage Risks                                                                                   X
Interest Rate Risks                                                                              X              X
Credit Risk                                                                                      X              X
Call and Prepayment Risks                                                                                       X
Risks Associated With Complex CMOs                                                                              X
Risks of Investing in Derivative Contracts and Hybrid        X                 X                                X
Instruments

The Underlying Funds are managed independently of the Fund and incur additional expenses. Therefore, the Fund's investment in the Underlying Funds may expose the Fund to duplicate expenses.
 The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE
A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

WHAT ARE THE FUND'S FEES AND EXPENSES?


FEDERATED BALANCED ALLOCATION FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A, Class B and Class C Shares.

SHAREHOLDER FEES                                                                         CLASS A     CLASS B     CLASS C
Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering            5.50%       None        None

price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or      0.00%       5.50%       1.00%
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other                   None        None        None
Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)                       [None]      [None]      [None]
                                                                                         [2.00%]     [2.00%]     [2.00%]
Exchange Fee                                                                             None        None        None

ANNUAL FUND OPERATING EXPENSES (Before [Reimbursements/Waivers])1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee                                                                           %           %           %
Distribution (12b-1) Fee                                                                 %           %           %
Other Expenses3                                                                          %           %           %
Total Annual Fund Operating Expenses                                                     %           %(X)        %

1    The  percentages  shown are based on  expenses  for the entire  fiscal year
     [ended/ending] [insert FYE]. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

     Although  not   contractually   obligated  to  do  so,  the  [adviser  will
     (waive/reimburse)]  [adviser  (waived/reimbursed)] [and] [distributor (will reimburse/reimbursed)]  certain  amounts.  These are shown below along with the net expenses the Fund  [actually  paid] [expects to pay] for the fiscal year ended [Insert FYE].

   Total [Reimbursements/Waivers] of Fund Expenses                                       %           %           %           %
   Total Actual Annual Fund Operating Expenses (after [reimbursements/waivers] )         %           %           %           %

2 [Insert Applicable footnote(s) as provided by State Street Bank. Please note that funds with sliding scale management fees should footnote the details of that sliding scale in the management fee footnote since it puts the actual fee in appropriate context.]

3    Includes a shareholder  services  fee/account  administration  fee which is used to  compensate  intermediaries  for  shareholder  services  or account administrative  services.  [Also includes a recordkeeping fee which is used to  compensate  intermediaries  for  recordkeeping  services.]  Please  see
     "Payments to Financial  Intermediaries"  herein. [The administrator  and/or shareholder  services  provider  voluntarily  waived a portion of its/their
     fee(s).  The  administrator   and/or  shareholder   services  provider  can
     terminate this/these voluntary waiver(s) at any time. Total other operating expenses  paid by the Fund (after the voluntary  waiver(s))  were x.xx% for the fiscal year ending (date).]

[X] After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Class A, Class B, and Class C Shares with the cost of investing in other mutual funds.
 The Example assumes that you invest $10,000 in the Fund's Class A, Class B, and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B, and Class C Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

SHARE CLASS                          1 YEAR     3 YEARS     5 YEARS     10 YEARS

CLASS A:
Expenses assuming redemption
Expenses assuming no redemption
CLASS B:
Expenses assuming redemption
Expenses assuming no redemption

CLASS C:  SHARES
Expenses assuming redemption
Expenses assuming no redemption

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing, under normal market conditions, in a combination of the following Federated mutual funds
(referred to herein as collectively as "Underlying Fund(s) and individually as an "Underlying Fund"):
   Federated American Leaders Fund, Inc.
   Federated Capital Appreciation Fund
   Federated Kaufmann Fund
   Federated Intermediate Corporate Bond Fund
The Underlying Funds will, in turn, invest primarily in U.S. and foreign equity and/or fixed-income securities.

The Fund will endeavor to maintain a proportionate allocation (i.e., approxi-mately 25% allocation to each Underlying Fund) among the Underlying Funds (referred to herein as the "Target Allocation Position") except to the extent the Fund maintains a cash position (e.g., in order to meet shareholder redemptions). It is expected that changes in the market value of the Underlying Funds will cause the percentage of the Fund's net assets invested in each Underlying Fund to represent more or less than 25% of the Fund's portfolio on any given day. On a daily basis, the Fund's adviser (the "Adviser") will manage purchase and redemption requests for Fund shares (and, by extension, the related subsequent purchases of and redemptions from the Underlying Funds) in such a manner that seeks to maintain the Fund's Target Allocation Position to the greatest extent possible. On a quarterly basis, the Fund will reserve the right (but is not required) to rebalance its investments to the Target Allocation Position with the goal of maintaining the Fund's allocation to the Underlying Funds to within +/-5% of the Target Allocation. The Fund's quarterly rebalancing may result in capital gains or losses, since it is likely to involve the sale by the Fund of a portion of its ownership interest in one or more of the Underlying Funds.


TEMPORARY DEFENSIVE INVESTMENTS
The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

INFORMATION ABOUT THE UNDERLYING FUNDS

This section of the Prospectus describes the investment objectives and principal investment strategies of the Underlying Funds. A description of the various types of securities in which the Underlying Funds invest and their risks, immediately follows this section. The Underlying Funds are managed independently of the Fund and incur additional expenses. Therefore, the Fund's investment in the Underlying Funds may expose the Fund to duplicate expenses. The Adviser may recommend and invest on behalf of the Fund in additional or different underlying Federated funds without the approval of shareholders.

FEDERATED AMERICAN LEADERS FUND, INC. (FALF)
The investment objective of FALF is to seek growth of capital and of income.
 FALF pursues its investment objective by investing primarily in equity securi-ties of companies that are generally leaders in their industries are characterized by sound management and have the ability to finance expected growth. FALF's investment adviser (the "FALF Adviser") attempts to identify good long-term values through disciplined investing and careful fundamental research. FALF's holdings primarily will be in large capitalization companies that are in the top 50% of their industries with regard to revenues.
 Companies with similar characteristics may be grouped together in broad categories called sectors. The FALF Adviser diversifies FALF's investments, seeking to limit FALF's risk exposure with respect to individual securities and industry sectors.
 FALF's Adviser performs traditional fundamental analysis to select securities for FALF that exhibit the most promising long-term value for the FALF's portfolio. In selecting securities, the Adviser focuses on the current financial condition of the issuing company, in addition to examining each issuer's business and product strength, competitive position, and management expertise. Further, the FALF Adviser considers current economic, financial market and industry factors, which may affect the issuing company. To determine the timing of purchases and sales of portfolio securities, the FALF Adviser looks at recent stock price performance and the direction of current fiscal year earnings estimates of various companies.
 The FALF Adviser uses the value style of investing, selecting securities of companies which are trading at discounts to their historic relationship to the market as well as to their expected growth. Value stocks tend to pay higher dividends than other segments of the market. Because the FALF Adviser uses the value style, the price of the securities held by FALF may not, under certain market conditions, increase as rapidly as stocks selected primarily for their growth attributes.
 The FALF Adviser may invest in American Depositary Receipts (ADRs), which represent interests in underlying securities issued by a foreign company, but which are traded in the United States. It may also invest directly in securities issued by a foreign company but traded in the United States. The FALF Adviser invests primarily in the ADRs or securities of companies with significant opera-tions within the United States. Securities of foreign companies may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than those of U.S. companies.
 Because FALF refers to American investments in its name, it will notify share-holders at least 60 days in advance of any change in its investment policies that would enable FALF to normally invest less than 80% of its assets in U.S. equity or fixed-income investments.

FEDERATED CAPITAL APPRECIATION FUND (FCAF)

The investment objective of FCAF is to provide capital appreciation.


FCAF pursues its investment objective by investing primarily in common stock (including American Depositary Receipts) of companies with large and medium market capitalizations that offer superior growth prospects or of companies whose stock is undervalued. This includes companies with market capitalizations in excess of $500 million. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. FCAF also invests in convertible securities issued by these companies.


FCAF invests primarily in stocks of companies that the Adviser expects to have better future prospects than are reflected in the prices of those stocks. In its stock selection process, FCAF uses quantitative, fundamental, and valuation analysis. Using its own quantitative process, the FCAF Adviser rates the future performance potential of companies. The FCAF Adviser evaluates each company's earnings quality in light of its current valuation to provide a list of companies judged to be attractive. Stocks of companies subjected to traditional fundamental and valuation analysis include, but are not limited to, the stocks deemed attractive by the quantitative process. The fundamental research is conducted by the FCAF Adviser's staff. Fundamental analysis includes, but is not limited to, examination of a company's product positioning, management quality and sustainability of current growth trends. Valuation analysis frequently includes, but is not limited to, examining traditional valuation metrics, such as price-earnings, price-to-cashflow and price-to-sales ratios, on both an absolute and relative basis.


FCAF may also seek capital appreciation by buying securities in initial public offerings. FCAF will participate in such offerings without regard to the issuer's market capitalizations. The FCAF Adviser may select initial public offerings based on its fundamental analysis of the issuer.


PORTFOLIO TURNOVER


FCAF actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause FCAF to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increasesFCAF's trading costs and may have an adverse impact on FCAF's performance.


FEDERATED KAUFMANN FUND (FKF)
The investment objective of FKF is to provide capital appreciation.
 In seeking to meet its objective, FKF invests primarily in the stocks of small and medium-sized companies that are traded on national security exchanges, NASDAQ stock market and on the over-the-counter market. Up to 25% of FKF's net assets may be invested in foreign securities. When deciding which securities to buy FKF considers:
{circle}the growth prospects of existing products and new product development; {circle}the economic outlook of the industry;
{circle}the price of the security and its estimated fundamental value; and {circle}relevant market, economic and political environments.

FKF's investment adviser and sub-adviser (collectively, "the FKF Adviser") use a bottom-up approach to portfolio management. There is an emphasis on indi-vidual stock selection rather than trying to time the highs and lows of the market or concentrating in certain industries or sectors. This hands-on approach means that in addition to sophisticated computer analysis, the FKF Adviser may conduct in-depth meetings with management, industry analysts and consultants. Through this interaction with companies, the FKF Adviser seeks to develop a thorough knowledge of the dynamics of the businesses in which FKF invests.
 FKF assesses individual companies from the perspective of a long-term investor. It buys stocks of companies that it believes:
{circle}are profitable and leaders in the industry;
{circle}have distinct products and services which address substantial markets; {circle}can grow annual earnings by at least 20% for the next three to five years; and
{circle}have superior proven management and solid balance sheets.
Typically, FKF sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals or the intermediate and long-term prospects become poor.
 FKF may loan up to 30% of its total assets in the form of its portfolio securities to unaffiliated broker/dealers, banks or other recognized institutional borrowers to generate additional income. FKF receives cash, U.S. Treasury obligations, and/or other liquid securities as collateral. FKF also may invest up to 15% of its net assets in illiquid securities.

HEDGING
Hedging transactions are intended to reduce specific risks. For example, to pro-tect FKF against circumstances that would normally cause FKF's portfolio securi-ties to decline in value, FKF may buy or sell a derivative contract that would normally increase in value under the same circumstances. FKF may also attempt to hedge by using combinations of different derivative contracts, or derivatives contracts and securities. FKF's ability to hedge may be limited by the costs of the derivative contracts. FKF may attempt to lower the cost of hedging by entering in transactions that provide only limited protection, including transactions that: (1) hedge only a portion of the portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to FKF.
 Additionally, FKF may buy put options on stock indexes, exchange traded funds or individual stocks (even if the stocks are not held by FKF) in an attempt to hedge against a decline in stock prices. FKF may also "sell short against the box," (i.e. FKF owns securities identical to those sold short) in an attempt to hedge portfolio positions. A capital gain is recognized immediately upon enter-ing into a short sale against the box with respect to an appreciated security.

FEDERATED INTERMEDIATE CORPORATE BOND FUND (FICBF)
The investment objective of FICBF is to provide current income.
 The FICBF investment adviser (the "FICBF Adviser") actively manages FICBF's portfolio seeking current income within FICBF's investment policy parameters for limiting credit risk and Share price volatility attributable to interest rate risk. FICBF limits credit risk by investing exclusively in a diversified portfolio of investment-grade, fixed-income securities, consisting primarily of corporate debt securities, U.S. government mortgage-backed securities, and U.S. Treasury and agency securities. Investment-grade securities are rated in one of the four highest categories (BBB or higher) by a nationally recognized statistical rating organization (NRSRO), or if unrated, of comparable quality as determined by the FICBF Adviser.
 FICBF's Share price volatility attributable to interest rate risk is managed by maintaining, under normal market conditions, a dollar-weighted average portfolio duration of between three and seven years. Further, the dollar-weighted average portfolio maturity of FICBF will normally be between three and ten years.
 Within FICBF's three to seven-year portfolio duration range, the FICBF Adviser may seek to change FICBF's interest rate volatility exposure, by lengthening or shortening duration from time to time based on its interest rate outlook. If the FICBF Adviser expects interest rates to decline, it will generally lengthen FICBF's duration. If the FICBF Adviser expects interest rates to increase, it will generally shorten FICBF's duration. The FICBF Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:
{circle}current and expected U.S. growth;
{circle}current and expected interest rates and inflation;
{circle}the Federal Reserve Board's monetary policy; and
{circle}changes in the supply of or demand for U.S. government securities.
In addition to managing FICBF's portfolio duration, the FICBF Adviser seeks to enhance FICBF's current income by selecting securities, within FICBF's credit-quality range, that the FICBF Adviser expects will offer the best relative value. In other words, in selecting securities, the FICBF Adviser assesses whether FICBF will be adequately compensated for assuming the risks (such as credit risk) of a particular security by comparing the security to other securities without those risks. The FICBF Adviser continually analyzes a variety of economic and market indicators in order to arrive at the projected yield "spread" of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with a comparable average life.) The security's projected spread is weighed against the security's credit risk (in the case of corporate securities) and its risk of prepayment (in the case of mortgage-backed securities) in order to complete the analysis.

Corporate debt securities generally offer higher yields than U.S. government securities to compensate for credit risk. Similarly, asset and mortgage-backed securities generally offer higher yields versus U.S. Treasury securities and non- mortgage-backed agency securities, to compensate for prepayment risk. The FICBF Adviser invests FICBF's portfolio seeking the higher relative returns of corporate debt securities and asset and mortgage-backed securities, when available, while maintaining appropriate portfolio diversification and attempting to limit the associated credit or prepayment risks.

 The FICBF Adviser attempts to manage FICBF's credit risk by selecting cor-porate debt securities that make default in the payment of principal and interest less likely. The FICBF Adviser uses corporate earnings analysis to determine which business sectors and credit ratings are most advantageous for investment by FICBF. In selecting individual corporate fixed-income securities, the FICBF Adviser analyzes a company's business, competitive position, and financial condition to assess whether the security's credit risk is commensurate with its potential return. Some of the corporate debt securities in which FICBF invests are considered to be "foreign securities," as that term is defined in the prospectus. For example, a corporate debt security will be treated as a "foreign security" if the issuer derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country. The foreign securities in which FICBF invests will be predominately denominated in the U.S. dollar.
 The FICBF Adviser attempts to manage FICBF's prepayment risk by selecting mortgage-backed securities with characteristics that make prepayment less likely. Characteristics that the FICBF Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that securitize the mortgages. The FICBF Adviser attempts to assess the relative returns and risks for mortgage-backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.
 There is no assurance that the FICBF Adviser's efforts to forecast market interest rates and assess the impact of market interest rates in particular will be successful.

The FICBF Adviser may opportunistically invest in derivative contracts or hybrid instruments to efficiently implement FICBF's overall investment strategies. The following examples illustrate some, but not all, of the specific ways in which FICBF may use derivative contracts or hybrid instruments. First, the FICBF Adviser may use derivatives to increase or decrease FICBF's exposure to an underlying asset without actually buying or selling the asset. Second, FICBF may invest in derivatives or hybrids that are designed to have risk/return characteristics similar to FICBF's benchmark or another diversified basket of individual securities, as a way to quickly or cost effectively adjust FICBF's exposure to the investment grade debt market. Third, FICBF may enter into combinations of derivative contracts in an attempt to benefit from changes in the prices of those derivative contracts (without regard to changes in the value of the security, index or currency underlying the derivative). Finally, the FICBF Adviser may use derivatives to implement FICBF's hedging strategies, as more fully described below.

 Because FICBF refers to corporate fixed-income investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable FICBF to normally invest less than 80% of its assets in corporate fixed-income investments.

HEDGING
Hedging transactions are intended to reduce specific risks. For example, to pro-tect FICBF against circumstances that would normally cause FICBF's portfolio securities to decline in value, FICBF may buy or sell a derivative contract that would normally increase in value under the same circumstances. FICBF may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. FICBF's ability to hedge may be limited by the costs of the derivatives contracts. FICBF may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to FICBF.

TEMPORARY DEFENSIVE INVESTMENTS
Each Underlying Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause each Underlying Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH EACH UNDERLYING FUND INVESTS?

In pursuing its principal investment strategy, each Underlying Fund may invest in the security types identified by an "X" in the following chart; provided, however, that any such investment by an Underlying Fund must be consistent with that fund's investment objective.
 A description of each security type follows the chart. A reference in these descriptions to an "Underlying Fund" means only such Underlying Funds that have been identified in the chart as being permitted to invest in the particular type of security to which the description applies.

SECURITY TYPES                                                 FEDERATED         FEDERATED         FEDERATED      FEDERATED
                                                               AMERICAN          CAPITAL           KAUFMANN       INTERMEDIATE
                                                               LEADERS FUND,     APPRECIATION      FUND           CORPORATE BOND
                                                               INC.              FUND                             FUND
EQUITY SECURITIES                                              X                 X                 X
Common Stocks                                                  X                 X                 X
American Depositary Receipts and Domestically Traded           X                 X
Securities of Foreign Issuers
FIXED INCOME SECURITIES                                                                            X              X
Treasury Securities                                                                                X              X
Agency Securities                                                                                                 X
Corporate Debt Securities                                                                                         X
Asset-Backed Securities                                                                                           X
Mortgage Backed Securities                                                                                        X
Collateralized Mortgage Obligations(CMOs)                                                                         X
Convertible Securities                                                           X
FOREIGN SECURITIES                                                                                 X              X
DERIVATIVE CONTRACTS                                           X                 X                                X
Futures Contracts                                              X                 X                                X
Options                                                        X                 X                                X
Swaps                                                          X                 X                                X
ILLIQUID SECURITIES                                                                                X
SPECIAL TRANSACTIONS
Hybrid Instruments                                                                                                X
Credit Linked Notes                                                                                               X
Asset Coverage                                                                                                    X
Securities Lending                                                                                 X              X
Investing in Securities of other Investment Companies                            X


DESCRIPTIONS OF SECURITY TYPES

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Underlying Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because in most instances, their value is tied more directly to the value of the issuer's business. The following describes the principal types of equity securities in which the Underlying Fund may invest:

COMMON STOCKS
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

FIXED-INCOME SECURITIES
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
 A security's yield measures the annual income earned on a security as a per-centage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

TREASURY SECURITIES
The Underlying Fund may receive Treasury securities as collateral on portfolio securities loans and may invest in Treasury securities on a short-term basis. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.
 Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and
Tennessee Valley Authority in support of such obligations.
 A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.
 Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

CORPORATE DEBT SECURITIES
Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Underlying Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.
 In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

ASSET-BACKED SECURITIES
Asset-backed securities are payable from pools of obligations other than mort-gages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities, such as corporate debt securities) may be used to create an asset-backed security. Asset-backed securities may take the form of notes or pass-through certificates.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.
 Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)
CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

CONVERTIBLE SECURITIES
Convertible securities are fixed-income securities that the Underlying Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Underlying Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Underlying Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Underlying Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securi-ties. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Underlying Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

 The Underlying Fund treats convertible securities as both fixed-income and equity securities for purposes of its investment policies and limitations because of their unique characteristics.

FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the United States. The Underlying Fund considers an issuer to be based outside the United States if:
{circle}it is organized under the laws of, or has a principal office located in, another country;
{circle}the principal trading market for its securities is in another country;
   or
{circle}it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

ADRS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN ISSUERS
American Depositary Receipts which are traded in U.S. markets, represent inter-est in underlying securities issued by a foreign company and not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The Under-lying Fund may also invest directly in securities issued by foreign companies and traded in U.S. dollars in U.S. markets. The Underlying Fund invests in primarily in ADRs and securities of companies with significant operations within the United States.

DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices, or other assets or instruments. Some derivative contracts (such as futures, forwards, and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a "counterparty."
 Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.
 Depending on how the Underlying Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Underlying Fund's exposure to interest rate and stock market risks, and may also expose the Underlying Fund to liquidity and leverage risks.

FUTURES CONTRACTS
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Underlying Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded over-the- counter (OTC) are frequently referred to as "forward contracts."

OPTIONS
Options are rights to buy or sell an underlying asset or instrument for a specified price (the "exercise price") during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts.

SWAPS
Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Underlying Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms. Common types of swaps include interest rate swaps, credit default swaps, currency swaps and total return swaps.

ILLIQUID SECURITIES
Illiquid securities are securities for which there is no readily available market or securities with legal or contractual restrictions. These may include private placements, repurchase agreements that the fund cannot dispose of within seven days, and securities eligible for resale under Rule 144A of the Securities Act of 1933.

SPECIAL TRANSACTIONS

HYBRID INSTRUMENTS
Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Underlying Fund to leverage risks or carry liquidity risks.


CREDIT LINKED NOTES
A credit linked note (CLN) is a type of hybrid instrument in which a special purpose entity issues a structured note that is intended to replicate a corporate bond or a portfolio of corporate bonds.

ASSET COVERAGE
In order to secure its obligations in connection with derivatives contracts or special transactions, the Underlying Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Underlying Fund's obligations. Unless the Underlying Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Underlying Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

SECURITIES LENDING
The Underlying Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Underlying Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Underlying Fund the equivalent of any dividends or interest received on the loaned securities.
 The Underlying Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Underlying Fund. However, the Underlying Fund must pay interest to the borrower for the use of cash collateral.
 Loans are subject to termination at the option of the Underlying Fund or the borrower. The Underlying Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Underlying Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
 Securities lending activities are subject to interest rate risks and credit risks.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Underlying Fund may invest its assets in securities of other investment com-panies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Underlying Fund and incur additional expenses. Therefore, any such investment by the Underlying Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Shareholders of the Fund will be exposed to the risks of the Underlying Funds. The types of risk identified by an "X" in the following chart are specific to each Underlying Fund's principal investment strategy.
 A description of each type of risk follows the chart. A reference in these descriptions to an "Underlying Fund" means only such Underlying Funds that have been identified in the chart as being exposed to the type of risk to which the description applies.

TYPES OF RISKS                                               FEDERATED         FEDERATED         FEDERATED      FEDERATED
                                                             AMERICAN          CAPITAL           KAUFMANN       INTERMEDIATE
                                                             LEADERS FUND,     APPRECIATION      FUND           CORPORATE BOND
                                                             INC.              FUND                             FUND
Stock Market Risks                                           X                 X                 X
Sector Risks                                                 X                 X                 X
Risks Related to Investment for Value                        X
Risks of Investing in ADRs and Domestically Traded           X                 X
Securities of Foreign Issuers
Liquidity Risks                                                                X                 X
Risks to Related to Company Size                                               X                 X
Risks Related to Investing for Growth                                                            X
Risks of Foreign Investing                                                                       X              X
Currency Risks                                                                                   X
Leverage Risks                                                                                   X
Interest Rate Risks                                                                              X              X
Credit Risk                                                                                      X              X
Call and Prepayment Risks                                                                                       X
Risks Associated With Complex CMOs                                                                              X
Risks of Investing in Derivative Contracts and Hybrid        X                 X                                X
Instruments


DESCRIPTIONS OF RISKS

STOCK MARKET RISKS
{circle}The value of equity securities in the Underlying Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Underlying Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Underlying Fund's Share price may decline.
{circle}The Underlying Fund's Adviser attempts to manage market risk by limiting the amount the Underlying Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS
{circle}Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Underlying Fund's portfolio holdings to a particular sector, the Underlying Fund's performance will be more susceptible to any economic, business, or other developments which generally affect the sector.

RISKS RELATING TO INVESTING FOR VALUE
{circle}Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS OF INVESTING IN ADRS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN ISSUERS {circle}Because the Underlying Fund may invest in ADRs and other domestically traded securities of foreign companies, the Underlying Fund's Share price may be affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards. Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing, and financial reporting standards or regulatory requirements comparable to U.S. companies. These factors may prevent the Underlying Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive, and reliable as the information available concerning companies in the United States.

RISKS RELATED TO INVESTING FOR GROWTH
Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

 Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

LIQUIDITY RISKS
Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Underlying Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Underlying Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
 Liquidity risk also refers to the possibility that the Underlying Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Underlying Fund will be required to continue to hold the security or keep the position open, and the Underlying Fund could incur losses.
 Over-the-counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS OF FOREIGN INVESTING
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or completely as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Underlying Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

 Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Underlying Fund's investments.

CURRENCY RISKS
Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Underlying Fund's foreign investments and the value of the shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.
 The Adviser attempts to limit currency risk by limiting the amount the Under-lying Fund invests in securities denominated in a particular currency. However, diversification will not protect the Underlying Fund against a general increase in the value of the U.S. dollar relative to other currencies.

CREDIT RISKS
Credit risk includes the possibility that a party to a transaction involving the Underlying Fund will fail to meet its obligations. This could cause the Underly-ing Fund to lose the benefit of the transaction or prevent the Underlying Fund from selling or buying other securities to implement its investment strategy.
 Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Underlying Fund will lose money.
 Many fixed-income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Underlying Fund must rely entirely upon the Adviser's credit assessment.
 Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

LEVERAGE RISKS
Leverage risk is created when an investment exposes the Underlying Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Underlying Fund's risk of loss and potential for gain.
 Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

INTEREST RATE RISKS
Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

CALL AND PREPAYMENT RISKS
Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
 If a fixed-income security is called, the Underlying Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics, which may result in a decline in income and the lost opportunity for additional price appreciation on the falling interest rates.
 Prepayment risk is a type of risk that is similar to call risk. Unlike traditional fixed-income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage-backed securities include both interest and a partial payment of principal. This partial payment of principal may be composed of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage-backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Underlying Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage-backed securities generally fall when interest rates rise. Since rising interest rates generally result in decreased prepayments of mortgage-backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed- income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

Generally, mortgage-backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.


RISKS ASSOCIATED WITH COMPLEX CMOS
CMOs with complex or highly variable prepayment terms, such as companion classes, generally entail greater market, prepayment and liquidity risks than other mortgage-backed securities. For example, their prices are more volatile and their trading market may be more limited.

RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS
The Underlying Fund's use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Underlying Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts and hybrid instruments may be mispriced or improperly valued and, as a result, the Underlying Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts and hybrid instruments may cause the Underlying Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus, such as interest rate, credit, liquidity, and leverage risks.




WHAT DO SHARES COST?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).


The Fund's net asset value (NAV) per Share fluctuates and is based upon the net asset values of the Underlying Funds. Information regarding the valuation of portfolio securities by the Underlying Funds can be found at the end of this section of this Prospectus. The prospectuses for the Underlying Funds explain the circumstances under which the Underlying Funds will use fair value pricing and the effects of using fair value pricing.

 When an Underlying Fund holds foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares. NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open.
NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

                                             MAXIMUM SALES CHARGES
                      MINIMUM
                      INITIAL/SUBSEQUENT                       CONTINGENT
                      INVESTMENT             FRONT-END         DEFERRED
 SHARES OFFERED       AMOUNTS1               SALES CHARGE2     SALES CHARGE3
 Class A (Equity)     $1,500/$100            5.50%             0.00%
 Class B              $1,500/$100            None              5.50%

 Class C              $1,500/$100            None              1.00%

1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $100,000 or more of Class B Shares or $1 million or more of Class C Shares will be invested in Class A Shares instead of Class B Shares or Class C Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.

2 Front-End Sales Charge is expressed as a percentage of public offering price.
     See "Sales Charge When You Purchase."

3    See "Sales Charge When You Redeem."

As shown in the table above, each class of Shares has a different sales charge structure. In addition, the ongoing annual operating expenses ("expense ratios"), as well as the compensation payable to investment professionals, also vary among the classes. Before you decide which class to purchase, you should review the different charges and expenses of each class carefully, in light of your personal circumstances, and consult with your investment professional.
 Among the important factors to consider are the amount you plan to invest and the length of time you expect to hold your investment. You should consider, for example, that it may be possible to reduce the front-end sales charges imposed on purchases of Class A Shares. Among other ways, Class A Shares have a series of "breakpoints," which means that the front-end sales charges decrease (and can be eliminated entirely) as the amount invested increases. (The breakpoint schedule is set out below under "Sales Charge When You Purchase.") On the other hand, Class B Shares do not have front-end sales charges, but the deferred sales charges imposed on redemptions of Class B Shares do not vary at all in relation to the amounts invested. Rather, these charges decrease with the passage of time (ultimately going to zero after seven years). Finally, Class C Shares do not have front-end sales charges but do impose a contingent deferred sales charge only if redeemed within one year after purchase; however, the asset-based 12b-1 fees charged to Class C Shares are greater than those charged to Class A Shares and comparable to those charged to Class B Shares.
 You should also consider that the expense ratio for Class A Shares will be lower than that for Class B (or Class C) Shares. Thus, the fact that no front-end charges are ever imposed on purchases of Class B Shares and Class C Shares does not always make them preferable to Class A Shares.



SALES CHARGE WHEN YOU PURCHASE
The following tables list the sales charges which will be applied to your Share purchase, subject to the breakpoint discounts indicated in the tables and described below.

 CLASS A SHARES
                                       Sales Charge
                                       as a Percentage     Sales Charge
                                       of Public           as a Percentage
 Purchase Amount                       Offering Price      of NAV
 Less than $50,000                     5.50%               5.82%
 $50,000 but less than $100,000        4.50%               4.71%
 $100,000 but less than $250,000       3.75%               3.90%
 $250,000 but less than $500,000       2.50%               2.56%
 $500,000 but less than $1 million     2.00%               2.04%
 $1 million or greater1                0.00%               0.00%
1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Shares redeemed up to 24 months after purchase under certain investment programs where a financial intermediary received an advance payment on the transaction.


REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS

Your investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the Fund are indicated in the table[s] above. You or your financial intermediary must notify the Fund's Transfer Agent of eligibility for any applicable breakpoint discount at the time of purchase.

In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your financial intermediary or the Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint ("Qualifying Accounts"). Qualifying Accounts mean those Share accounts in the Federated funds held directly or through a financial intermediary or a through a single-participant retirement account by you, your spouse, your parents (if you are under age 21) and/or your children under age 21, which can be linked using tax identification numbers (TINs), social security numbers (SSNs) or broker identification numbers (BINs). Accounts held through 401(k) plans and similar multi-participant retirement plans, or through "Section 529" college savings plans or those accounts which cannot be linked using TINs, SSNs or BINs, are not Qualifying Accounts.

In order to verify your eligibility for a breakpoint discount, you will be required to provide to your financial intermediary or the Transfer Agent certain information on your New Account Form and may be required to provide account statements regarding Qualifying Accounts. If you purchase through a financial intermediary, you may be asked to provide additional information and records as required by the financial intermediary. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Shares offered in this prospectus, and the breakpoint discounts offered with respect to such Shares, are described in full in this prospectus. Because the prospectus is available on Federated's website free of charge, Federated does not disclose this information separately on the website.


CONTINGENT UPON NOTIFICATION TO THE TRANSFER AGENT, THE SALES CHARGE AT PURCHASE OF CLASS A SHARES ONLY, MAY BE REDUCED OR ELIMINATED BY:

LARGER PURCHASES
 {circle}purchasing Class A Shares in greater quantities to reduce the applicable sales charge;


CONCURRENT AND ACCUMULATED PURCHASES
   {circle}combining concurrent purchases of and/or current investments in Class
      A, Class B, Class C, Class F and Class K Shares of any Federated fund made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on your additional Share purchase will be calculated by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F and Class K Shares of any Federated fund currently held in Qualifying Accounts and adding the dollar amount of your current purchase; or


LETTER OF INTENT
   {circle}signing a letter of intent to purchase a qualifying amount of Class A
      Shares within 13 months (call your financial intermediary or the Fund for more information). The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.


PURCHASE LIMITS ON CLASS B AND CLASS C SHARES

In order to maximize shareholder returns and minimize sales charges and marketing fees, an investor's purchases of Class B Shares are generally limited to $100,000 and an investor's purchases of Class C Shares are generally limited to $1,000,000. In applying the limit, the dollar amount of the current purchase is added to the product obtained by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F and Class K shares of any Federated fund currently held in linked Qualifying Accounts. If the sum of these two amounts would equal or exceed the limit, then the current purchase order will not be processed. Instead, the Distributor will attempt to contact the investor or the investor's financial intermediary to offer the opportunity to convert the order to Class A Shares. If your Shares are held on the books of the Fund in the name of a financial intermediary, you may be subject to rules of your financial intermediary that differ from those of the Fund.


ELIMINATING THE SALES CHARGE

CONTINGENT UPON NOTIFICATION TO THE TRANSFER AGENT, THE SALES CHARGE WILL BE ELIMINATED WHEN YOU PURCHASE SHARES:

      {circle}within 120 days of redeeming Shares of an equal or greater amount;

      {circle}through a financial intermediary that did not receive a dealer reallowance on the purchase;

      {circle}with reinvested dividends or capital gains;

      {circle}as a shareholder that originally became a shareholder of a Federated fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV;

      {circle}as a Federated Life Member (Federated shareholders who originally were issued shares through the "Liberty Account," which was an account for the Liberty Family of Funds on February 28, 1987, or who invested through an affinity group prior to August 1, 1987, into the Liberty Account) (Class A Shares only);

      {circle}as a Trustee, employee or former employee of the Fund, the Adviser, the Distributor and their affiliates, an employee of any financial intermediary that sells Shares according to a sales agreement with the Distributor, an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals; or

      {circle}pursuant to the exchange privilege.

The sales charge will not be eliminated if you purchase Shares of the Fund through an exchange of shares of Liberty U.S. Government Money Market Trust unless your Liberty shares were acquired through an exchange of shares on which the sales charge had previously been paid.


SALES CHARGE WHEN YOU REDEEM
Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUND REDEEMS YOUR SHARES IN THIS ORDER:

   {circle}Shares that are not subject to a CDSC; and

   {circle}Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

CLASS A SHARES

If you make a purchase of Class A Shares in the amount of $1 million or more and your financial intermediary received an advance commission on the sale, you will pay a 0.75% CDSC on any such shares redeemed within 24 months of the purchase.

CLASS B SHARES:
Shares Held Up To:       CDSC
1 Year                   5.50%
2 Years                  4.75%
3 Years                  4.00%
4 Years                  3.00%
5 Years                  2.00%
6 Years                  1.00%
7 Years or More          0.00%

CLASS C SHARES:

You will pay a 1% CDSC if you redeem Shares within 12 months of the purchase date.


 CLASS B SHARES
 Shares Held Up To:     CDSC
 1 Year                 5.50%
 2 Years                4.75%
 3 Years                4.00%
 4 Years                3.00%
 5 Years                2.00%
 6 Years                1.00%
 7 Years or More        0.00%


CLASS C SHARES

You will pay a 1% CDSC if you redeem Shares within 12 months of the purchase date.



If your investment qualifies for a reduction or elimination of the CDSC, you or your financial intermediary must notify the Transfer Agent at the time of redemption. If the Transfer Agent is not notified, the CDSC will apply.

CONTINGENT UPON NOTIFICATION TO THE TRANSFER AGENT, YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES:

   {circle}following the death of the last surviving shareholder on the account or your post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986 (the beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder on the account);

   {circle}representing minimum required distributions from an Individual
      Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

   {circle}purchased within 120 days of a previous redemption of Shares, to the extent that the value of the Shares purchased was equal to or less than the value of the previous redemption;

   {circle}purchased by Trustees, employees of the Fund, the Adviser, the Distributor and their affiliates, by employees of a financial intermediary that sells Shares according to a sales agreement with the Distributor, by the immediate family members of the above persons, and by trusts, pension or profit-sharing plans for the above persons;

   {circle}purchased through a financial intermediary that did not receive an advance commission on the purchase;

   {circle}purchased with reinvested dividends or capital gains;

   {circle}redeemed by the Fund when it closes an account for not meeting the minimum balance requirements;

   {circle}purchased pursuant to the exchange privilege if the Shares were held for the applicable CDSC holding period (the holding period on the shares purchased in the exchange will include the holding period of the shares sold in the exchange); or

Class B Shares only

   {circle}which are qualifying redemptions of Class B Shares under a Systematic
      Withdrawal Program.



VALUATION OF PORTFOLIO SECURITIES BY THE UNDERLYING FUNDS

An Underlying Fund generally values equity securities according to the last sale price reported by the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

An Underlying Fund generally values fixed income securities according to prices furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost. Prices furnished by an independent pricing service are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security.

Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.

If prices are not available from an independent pricing service, securities and derivatives contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract.

Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Underlying Fund's Board.

An Underlying Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Underlying Fund's Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating an Underlying Fund's NAV in advance of the time as of which NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that an Underlying Fund could purchase or sell a portfolio security at the price used to calculate an Underlying Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.



HOW IS THE FUND SOLD?

The Fund offers three Share classes: Class A Shares, Class B Shares and Class C Shares, each representing interests in a single portfolio of securities.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individuals or financial institutions, directly or through financial intermediaries. Under the Distributor's Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).



PAYMENTS TO FINANCIAL INTERMEDIARIES

The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.


FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The Distributor pays a portion of this charge to financial intermediaries that are eligible to receive it (the "Dealer Reallowance") and retains any remaining portion of the front-end sales charge.

When a financial intermediary's customer purchases Shares, the financial intermediary may receive a Dealer Reallowance as follows:


CLASS A SHARES
                                   DEALER REALLOWANCE
                                   AS A PERCENTAGE OF
 PURCHASE AMOUNT                   PUBLIC OFFERING PRICE
 Less than $50,000                 5.00%
 $50,000 but less than $100,000    4.00%
 $100,000 but less than $250,000   3.25%
 $250,000 but less than $500,000   2.25%
 $500,000 but less than $1 million 1.80%
 $1 million or greater             0.00%

ADVANCE COMMISSIONS

CLASS A SHARES (FOR PURCHASES OVER $1 MILLION)
                               ADVANCE COMMISSION
                               AS A PERCENTAGE OF
 PURCHASE AMOUNT               PUBLIC OFFERING PRICE
 First $1 million - $5 million 0.75%
 Next $5 million - $20 million 0.50%
 Over $20 million              0.25%
Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.

                          ADVANCE COMMISSION
                          AS A PERCENTAGE OF
 CLASS B SHARES           PUBLIC OFFERING PRICE
 All Purchase Amounts     Up to 5.50%

                          ADVANCE COMMISSION
                          AS A PERCENTAGE OF
 CLASS C SHARES           PUBLIC OFFERING PRICE
 All Purchase Amounts     0.00%



RULE 12B-1 FEES
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.75s% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund's Class A, Class B and Class C Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


SERVICE FEES
The Fund may pay Service Fees of up to 0.25 % of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.


ACCOUNT ADMINISTRATION FEES
The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.


RECORDKEEPING FEES
The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.


NETWORKING FEES
The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus and described above because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

HOW TO PURCHASE SHARES

You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.


THROUGH A FINANCIAL INTERMEDIARY
{circle}Establish an account with the financial intermediary; and

{circle}Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Financial intermediaries should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND
{circle}Establish your account with the Fund by submitting a completed New
  Account Form; and

{circle}Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.


BY WIRE
Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number or Group Number
   Nominee/Institution Name
   Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


BY CHECK
Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and send it to:

   The Federated Funds
   P.O. Box 8600
   Boston, MA 02266-8600
If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, send it to:

  The Federated Funds
  30 Dan Road
  Canton, MA 02021
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject ANY purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to THE FEDERATED FUNDS (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.


BY AUTOMATIC INVESTMENTS
You may establish an account with your financial intermediary to automatically purchase Shares on predetermined dates or when your bank account reaches a certain level. Under this program, participating financial intermediaries are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial intermediary's agreement or materials describing this service.


THROUGH AN EXCHANGE
You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.


BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


RETIREMENT INVESTMENTS
You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your financial intermediary or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange Shares:

{circle}through a financial intermediary if you purchased Shares through a financial intermediary; or

{circle}directly from the Fund if you purchased Shares directly from the Fund.

Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.


THROUGH A FINANCIAL INTERMEDIARY
Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.


DIRECTLY FROM THE FUND

BY TELEPHONE
You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.


BY MAIL
You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

  The Federated Funds
  P.O. Box 8600
  Boston, MA 02266-8600
Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

  The Federated Funds
  30 Dan Road
  Canton, MA 02021
All requests must include:

{circle}Fund Name and Share Class, account number and account registration;

{circle}amount to be redeemed or exchanged;

{circle}signatures of all shareholders exactly as registered; and

{circle}IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Fund if you need special instructions.


SIGNATURE GUARANTEES
Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

{circle}your redemption will be sent to an address other than the address of record;

{circle}your redemption will be sent to an address of record that was changed within the last 30 days;

{circle}a redemption is payable to someone other than the shareholder(s) of record; or

{circle}IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

{circle}an electronic transfer to your account at a financial institution that is an ACH member; or

{circle}wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


REDEMPTION IN KIND
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS


Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

* to allow your purchase to clear (as discussed below);


* during periods of market volatility;


* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets; or


* during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.


If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be cancelled and you will be responsible for any losses incurred by the Fund as a result of your cancelled order.

In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:


* when the NYSE is closed, other than customary weekend and holiday closings;


* when trading on the NYSE is restricted, as determined by the SEC; or


* in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable.


You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS
In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.


EXCHANGE PRIVILEGE
You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

{circle}ensure that the account registrations are identical;

{circle}meet any minimum initial investment requirements; and

{circle}receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund's frequent trading policies. See "Account and Share Information - Frequent Trading Policies."


SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM
You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.


SYSTEMATIC WITHDRAWAL PROGRAM (SWP) ON CLASS B SHARES
You will not be charged a CDSC on SWP redemptions if:

{circle}you redeem 12% or less of your account value in a single year;

{circle}you reinvest all dividends and capital gains distributions; and

{circle}your account has at least a $10,000 balance when you establish the SWP.
  (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.


ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


SHARE CERTIFICATES
The Fund does not issue share certificates.



ACCOUNT AND SHARE INFORMATION


CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


FREQUENT TRADING POLICIES
Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund's NAV in advance of the time as of which NAV is calculated.

The Fund's Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund's Shares. The Fund's fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See "What Do Shares Cost?" The Fund also monitors trading in Fund Shares in an effort to identify disruptive trading activity. The Fund monitors trades into and out of the Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Fund may also monitor trades into and out of the Fund over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund's management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund's portfolio and its performance.

The Fund's frequent trading restrictions do not apply to purchases and sales of Fund Shares by other Federated funds. These funds impose the same frequent trading restrictions as the Fund at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Fund Shares, purchases and redemptions of Fund Shares by other Federated funds could adversely affect the management of the Fund's portfolio and its performance.

The Fund's objective is that its restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.


PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten issuer exposures and percentage breakdowns of the portfolio by effective maturity range and type of security.

To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.



WHO MANAGES THE FUND?

The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Equity Management Company of Pennsylvania. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 136 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $213 billion in assets as of December 31, 2005. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,305 employees. Federated provides investment products to more than 5,500 investment professionals and institutions.


PORTFOLIO MANAGEMENT INFORMATION

JOHN W. HARRIS
John W. Harris has been the Fund's Portfolio Manager since inception. He is Vice President of the Trust. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and Assistant Vice President of the Fund's Adviser in December 1998. In January 2000, Mr. Harris became a Vice President of the Fund's Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.

The Fund's SAI provides additional information about the Portfolio Manager's compensation, management of other accounts, and ownership of securities in the Fund.


PORTFOLIO MANAGEMENT INFORMATION FOR THE UNDERLYING FUNDS

FEDERATED AMERICAN LEADERS FUND, INC. (FALF)

IGOR GOLALIC

Igor Golalic has been a Portfolio Manager of the Fund since August 2006. Mr. Golalic joined Federated in March 2003 as an Assistant Vice President/Senior Research Analyst of the Fund's Adviser responsible for portfolio management and equity research in the Utilities sector. Mr. Golalic became a Vice President/Associate Portfolio Manager/Senior Investment Analyst of the Fund's Adviser in September 2005. Mr. Golalic was a Senior Securities Analyst at S.T.R.S. of Ohio from June 1999 to March 2003. Mr. Golalic is a Chartered
Financial Analyst.   Mr. Golalic earned his B.A. in Business Administration and
Philosophy from Lewis and Clark College and his M.B.A. from Ohio State
University.

KEVIN R. MCCLOSKEY

Kevin R. McCloskey has been a Portfolio Manager of the Fund since March 2001. Mr. McCloskey joined Federated in 1999 as a Portfolio Manager and is a Vice President of the Fund's Adviser. From September 1994 to July 1999, he served as a portfolio manager, and from January 1994 to September 1994, he served as an investment/quantitative analyst at Killian Asset Management Corporation. Mr. McCloskey is a Chartered Financial Analyst. He received his M.B.A. from the University of Dayton.
..

FEDERATED CAPITAL APPRECIATION FUND (FCAF)

CAROL R. MILLER
Carol R. Miller has been the Fund's Portfolio Manager since November 2005.
Ms. Miller joined Federated as a Senior Vice President and Senior Portfolio Manager in November 2005. Ms. Miller was an Adjunct Professor of the
Portfolio Management Course at Ohio State University from March 2005 until June 2005. From April 2003 until September 2004, Ms. Miller served as Managing Director, Growth Team Leader at Banc One Investment Advisors and from
December 1999 until April 2003, she served as Director of Equity Securities at Nationwide Insurance. Ms. Miller is a Chartered Financial Analyst. She earned her B.S. in Finance and Accounting from Ohio State University and her M.B.A in Finance from Ohio State University.

DAVID P. GILMORE
David P. Gilmore has been FCAF's Portfolio Manager since September 2000.
Mr. Gilmore joined Federated in August 1997 as an Investment Analyst. He was promoted to Senior Investment Analyst in July 1999 and became a Vice President of the FCAF Adviser in July 2001. Mr. Gilmore was a Senior Associate with Coopers & Lybrand from January 1992 to May 1995. Mr. Gilmore is a Chartered Financial Analyst and attended the University of Virginia, where he earned his M.B.A., from September 1995 to May 1997. Mr. Gilmore has a B.S. from Liberty University.

FEDERATED KAUFMANN FUND (FKF)

LAWRENCE AURIANA
Lawrence Auriana has been FKF's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in Economics from Fordham University and has been engaged in the securities business since 1965.

HANS P. UTSCH
Hans P. Utsch has been FKF's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to FKF). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

JONATHAN ART
Jonathan Art has been a Portfolio Manager of the Fund since October 2003.
Mr. Art was an investment analyst with Edgemont Asset Management Corp., Adviser to the Kaufmann Fund (predecessor to the Federated Kaufmann Fund) from 1995 to 2001. He has been an investment analyst with the Fund's current Adviser since April 2001. Mr. Art earned a B.E.S. in Mathematical Sciences from The John Hopkins University and an M.S. in Management from the Massachusetts Institute of Technology.

MARK BAUKNIGHT
Mark Bauknight has been a Portfolio Manager of the Fund since October 2003.
Mr. Bauknight was an investment analyst with Edgemont Asset Management Corp., Adviser to the Kaufmann Fund (predecessor to the Federated Kaufmann Fund) from 1997 to 2001. He has been an investment analyst with the Fund's current Adviser since April 2001. Mr. Bauknight earned a B.A. in Economics and a B.A. in Political Science from the University of North Carolina at Chapel Hill and an M.B.A. from the University of Oxford.

FEDERATED INTERMEDIATE CORPORATE BOND FUND (FICBF)

JOSEPH M. BALESTRINO
Joseph M. Balestrino has been the Portfolio Manager of FICBF since January 1994. He is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the FICBF Adviser since 1998. He was a Portfolio Manager and a Vice President of the FICBF Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the FICBF Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.



ADVISORY FEES
The Adviser does not receive an annual investment advisory fee.


A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated November 30, 2006.



LEGAL PROCEEDINGS

Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the fund's directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.



FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Share Class is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information for the fiscal year ended November 30, 2006 has been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report. As discussed in the Annual Report, the information for prior years was audited by Deloitte & Touche LLP, another independent registered public accounting firm.

On August 18, 2006, the Fund's Board, upon recommendation of the Audit Committee, appointed KPMG LLP as the Fund's independent registered public accounting firm for the fiscal year ending November 30, 2006. On the same date, the Fund's former auditor, Deloitte & Touche LLP declined to stand for re-election. See the Fund's Annual Report for further information regarding the change in independent registered public accounting firm.


APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION


TO BE FILED BY AMENDMENT

A Statement of Additional Information (SAI) dated January 31, 2007, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-7129

Cusip 314212887

Cusip 314212879

Cusip 314212861

33969 (01/06)







PART C.      OTHER INFORMATION.

Item 23.     Exhibits:

             (a)    (i)          Conformed copy of Amended and Restated
                                 Declaration of Trust of the Registrant;
                                 (12)
                    (ii)         Conformed copy of Amendment No. 7 to
                                 the Declaration of Trust; (15)
                    (iii)        Conformed Copy of Amendment No. 8 to
                                 the Declaration of Trust; (16)
                    (vi)         Conformed Copy of Amendment No. 9 and
                                 10 to the Declaration of Trust; (18)
             (b)    (i)          Copy of By-Laws of the Registrant; (1)
                    (ii)         Copy of Amendment No. 1 to the By-Laws
                                 of the Registrant; (12)
                    (iii)        Copy of Amendment No. 2 to the By-Laws
                                 of the Registrant; (9)
                    (iv)         Copy of Amendment No. 3 to the By-Laws
                                 of the Registrant; (9)
                    (v)          Copy of Amendment No. 4 to the By-Laws
                                 of the Registrant; (9)
                    (vi)         Copy of Amendment No. 5 to the By-Laws
                                 of the Registrant; (14)
                    (vii)        Copy of Amendment No. 6 to the By-Laws
                                 of the Registrant; (15)
                    (viii)       Copy of Amendment No. 7 to the By-Laws
                                 of the Registrant; (16)
                    (ix)         Copy of Amendment No. 8 to the By-Laws
                                 of the Registrant; (18)
             (c)                 Copy of Specimen Certificate for Shares
                                 of Beneficial Interest of the
                                 Registrant; (2)
             (d)    (i)          Conformed copy of Investment Advisory
                                 Contract of the Registrant; (3)
                    (ii)         Conformed copy of Exhibits A-D to the
                                 Investment Advisory Contract of the
                                 Registrant; (13)
                    (iii)        Conformed copy of an Amendment to the
                                 Investment Advisory Contract of the
                                 Registrant; (13)
                    (iv)         Conformed copy of Sub-Advisory Contract
                                 of the Registrant ;(15)
                    (v)          Conformed copy of Assignment of
                                 Investment Advisory Contract and Sub-
                                 Advisory Agreement; (15)
             (e)    (i)          Conformed copy of Distributor's
                                 Contract of the Registrant; (3)
                    (ii)         Conformed copy of Exhibit A to the
                                 Distributor's Contract of the
                                 Registrant;(3)
                    (iii)        Conformed copy of Exhibit B to the
                                 Distributor's Contract of the
                                 Registrant;(3)
                    (iv)         Conformed copy of Exhibit C to the
                                 Distributor's Contract of the
                                 Registrant;(3)
                    (v)          Conformed copy of Exhibit D to the
                                 Distributor's Contract of the
                                 Registrant;(3)
                    (vi)         Conformed copy of Exhibit E to the
                                 Distributor's Contract of the
                                 Registrant;(3)
                    (vii)        Conformed copy of Exhibit F to the
                                 Distributor's Contract of the
                                 Registrant;(3)
                    (vi)         Conformed copy of Exhibit G to the
                                 Distributor's Contract of the
                                 Registrant;(3)
                    (ix)         Conformed copy of Exhibit H to the
                                 Distributor's Contract of the
                                 Registrant;(3)
                    (x)          Conformed copy of an Amendment to the
                                 Distributor's Contract of the
                                 Registrant; (13)
                    (xi)         Conformed Copy of Amendments to the
                                 Distributor's Contract between The
                                 Federated Funds and Federated
                                 Securities Corp.; (15)
                    (xii)        The Registrant hereby incorporates the
                                 conformed copy of the specimen Mutual
                                 Funds Sales and Service Agreement;
                                 Mutual Funds Service Agreement; and
                                 Plan Trustee/Mutual Funds Service
                                 Agreement from Item 24(b)(6) of the
                                 Cash Trust Series II Registration
                                 Statement on Form N-1A, filed with the
                                 Commission on July 24, 1995. (File
                                 Numbers 33-38550 and 811-6269);
             (f)                 Not applicable;
             (g)    (i)          Conformed copy of Custodian Contract of
                                 the Registrant; (4)
                    (ii)         Conformed copy of an Amendment to the
                                 Custodian Contract of the Registrant;
                                 (13)
                    (iii)        Conformed copy of Custodian Fee
                                 Schedule; (7)
             (h)    (i)          Conformed copy of Amended and Restated
                                 Agreement for Fund Accounting Services,
                                 Administrative Services, Shareholder
                                 Transfer Agency Services and Custody
                                 Services Procurement; (6)
                    (ii)         Conformed copy of an Amendment to the
                                 Agreement for Fund Accounting Services,
                                 Administrative Services, Shareholder
                                 Transfer Agency Services and Custody
                                 Services Procurement; (13)
                    (iii)        The Registrant hereby incorporates the
                                 conformed copy of the Second Amended
                                 and Restated Services Agreement from
                                 Item (h)(v) of the Investment Series
                                 Funds, Inc. Registration Statement on
                                 Form N-1A, filed with the Commission on
                                 January 23, 2002. (File Nos. 33-48847
                                 and 811-07021);
                    (iv)         The Registrant hereby incorporates the
                                 conformed copy of the Shareholder
                                 Services Sub-Contract between Fidelity
                                 and Federated Shareholder Services from
                                 Item 24(b)(9)(iii) of the Federated
                                 GNMA Trust Registration Statement of
                                 Form N-1A, filed with the Commission on
                                 March 25, 1996. (File Nos. 2-75670 and
                                 811-3375);
                    (v)          The responses described in Item
                                 23(e)(xi) are hereby incorporated by
                                 reference;
                    (vi)         The Registrant hereby incorporates the
                                 conformed copy of Amendment No. 2 to
                                 the Amended and Restated Agreement for
                                 Fund Accounting Services,
                                 Administrative Services, Transfer
                                 Agency Services and Custody Services
                                 Procurement form Item 23 (h)(v) of the
                                 Federated U.S. Government Securities
                                 Fund: 2-5 Years Registration Statement
                                 on Form N-1A filed with the Commission
                                 on March 30, 2004. (File Nos. 2-75769
                                 and 811-3387);
                    (vii)        The Registrant hereby incorporates the
                                 conformed copy of Amendment No. 3 to
                                 the Amended and Restated Agreement for
                                 Fund Accounting Services,
                                 Administrative Services, Transfer
                                 Agency Services and Custody Services
                                 Procurement form Item 23 (h)(v) of the
                                 Federated U.S. Government Securities
                                 Fund: 2-5 Years Registration Statement
                                 on Form N-1A filed with the Commission
                                 on March 30, 2004. (File Nos. 2-75769
                                 and 811-3387);
                    (viii)       The Registrant hereby incorporates by
                                 reference the conformed copy of the
                                 Agreement for Administrative Services
                                 from Item 23 (h)(vix) of the Federated
                                 Index Trust Registration Statement on
                                 Form N-1A, filed with the Commission on
                                 December 30, 2003. (File Nos. 33-33852
                                 and 811-6061);
                    (ix)         The Registrant hereby incorporates the
                                 conformed copy of the Second Amended
                                 and Restated Services Agreement, with
                                 attached Schedule 1 revised 6/30/04,
                                 from Item (h)(vii) of the Cash Trust
                                 Series, Inc. Registration Statement on
                                 Form N-1A, filed with the Commission on
                                 July 29, 2004. (File Nos. 33-29838 and
                                 811-5843);
                    (x)          The Registrant hereby incorporates the
                                 conformed copy of the Financial
                                 Administration and Accounting Services
                                 Agreement, with attached Exhibit A
                                 revised 6/30/04, from Item (h)(viii) of
                                 the Cash Trust Series, Inc.
                                 Registration Statement on Form N-1A,
                                 filed with the Commission on July 29,
                                 2004. (File Nos. 33-29838 and 811-
                                 5843);
                    (xi)         The Registrant hereby incorporates the
                                 conformed copy of Transfer Agency and
                                 Service Agreement between the Federated
                                 Funds and State Street Bank and Trust
                                 Company from Item 23(h)(viii)of the
                                 Federated Total Return Government Bond
                                 Fund Registration Statement on Form N-
                                 1A, filed with the Commission on April
                                 28, 2006 (File Nos. 33-60411 and 811-
                                 07309);
                    (xii)        The Registrant hereby incorporates by
                                 reference the conformed copy of
                                 Amendment No. 3 to the Agreement for
                                 Administrative Services between
                                 Federated Administrative Services
                                 Company and the Registrant dated June
                                 1, 2005, from Item 23 (h) (ii) of the
                                 Cash Trust Series, Inc. Registration
                                 Statement on Form N-1A, filed with the
                                 Commission on July 27, 2005. (File Nos.
                                 33-29838 and 811-5843);

             (i)                 Conformed copy of Opinion and Consent
                                 of Counsel as to legality of shares
                                 being registered; (2)
             (j)                 Conformed copy of Report of Independent
                                 Registered Public Accounting Firm; (18)
             (k)                 Not applicable;
             (l)                 Conformed copy of Initial Capital
                                 Understanding; (2)
             (m)    (i)          Conformed copy of Distribution Plan of
                                 the Registrant; (4)
                    (ii)         Conformed copy of Exhibits A-D of the
                                 Distribution Plan of the Registrant;
                                 (13)
                    (iii)        Conformed copy of Exhibits B-E of the
                                 Distribution Plan of the Registrant;
                                 (18)
                    (iii)        The responses described in Item
                                 23(e)(xi) are hereby incorporated by
                                 reference;
                    (iv)         Conformed copy of Distribution Plan of
                                 the Registrant; (16)
                                 The Registrant hereby incorporates the
             (n)                 Copy of the Multiple Class Plan and attached
                                 Exhibits from Item (n) of the Federated Short
                                 Term Municipal Trust Registration Statement on
                                 Form N-1A, filed with the Commission on August
                                 28, 2006. (File Nos. 2-72277 and 811-3181)
             (o)    (i)          Conformed copy of Power of Attorney of
                                 the Registrant; (12)
                    (ii)         Conformed copy of Power of Attorney of
                                 Chief Investment Officer of the
                                 Registrant; (14)

                    (iii)        Conformed copy of Limited Power of
                                 Attorney; (11)
                    (iv) Conformed copy of Power of Attorney of the Registrant of Treasurer; (18)
                    (v) Conformed copy of Power of Attorney of the Registrant; (18)
                    (vi)         Conformed copy of Power of Attorney of
                                 Trustee; +
                    (vii)        Conformed copy of Power of Attorney of
                                 Trustee; +
             (p) The Registrant hereby incorporates the conformed copy of the Federated Investors, Inc. Code of Ethics for Access Persons, effective 1/1/2005, from Item 23(p) of the Money Market Obligations Trust Registration
                                 Statement on Form N-1A, filed with the
                                 Commission on February 25, 2005.  (File
                                 Nos. 33-31602 and 811-5950);



+ All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 2, 1993 (File Nos. 33-51247 and 811-7129).
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed February 11, 1994 (File Nos. 33-51247 and 811-7129).
3. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-1A filed March 2, 1994 (File Nos. 33-51247 and 811-7129).
4. Response is incorporated by reference to Registrant's Post Effective Amendment No. 1 on Form N-1A filed September 30, 1994 (File Nos. 33-51247 and 811-7129).
6. Response is incorporated by reference to Registrant's Post Effective Amendment No. 6 on Form N-1A filed January 30, 1997 (File Nos. 33-51247 and 811-7129).
7. Response is incorporated by reference to Registrant's Post Effective Amendment No. 7 on Form N-1A filed November 26, 1997 (File Nos. 33-51247 and 811-7129).
9. Response is incorporated by reference to Registrant's Post Effective Amendment No. 9 on Form N-1A filed December 2, 1998 (File Nos. 33-51247 and 811-7129).
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed November 29, 1999 (File Nos. 33-51247 and 811-7129).
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed on January 25, 2001 (File Nos. 33-51247 and 811-7129).
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on January 25, 2002 (File Nos. 33-51247 and 811-7129).
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed on January 25, 2003 (File Nos. 33-51247 and 811-7129).
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed on February 2, 2004. (File Nos. 33-51247 and 811-7129).
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on November 23, 2004. (File Nos. 33-51247 and 811-7129).
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed on November October 6, 2005. (File Nos. 33-51247 and 811-7129).
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on November January 27, 2006. (File Nos. 33-51247 and 811-7129).




Item 24.     Persons Controlled by or Under Common Control with
             Registrant:

             None.

Item 25.     Indemnification: (2)

Item 26.     Business and Other Connections of Investment Adviser:

             For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of one of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:
             Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                         John B. Fisher

Executive Vice President:                            Stephen F. Auth

Senior Vice Presidents:                              Linda A. Duessel
                                                     Steven Lehman
                                                     Carol R. Miller

Vice Presidents:                                     G. Andrew Bonnewell
                                                     David P. Gilmore
                                                     Igor Golalic
                                                     John W. Harris
                                                     Angela Kohler
                                                     Kevin McClosky
                                                     John L. Nichol
                                                     Michael R. Tucker

Assistant Vice Presidents:                           Dana Meissner

Secretary:                                           G. Andrew Bonnewell

Treasurer:                                           Thomas R. Donahue


Assistant Treasurer:                                 Denis McAuley, III

             The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.


Item 27.     Principal Underwriters:

             (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                    Cash Trust Series, Inc.; Cash Trust Series II; Federated Adjustable Rate Securities Fund; Federated American Leaders Fund, Inc.; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Municipal Income Fund; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Intermediate Government Fund, Inc. Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal High Yield Advantage Fund, Inc.; Federated Managed Pool Series; Federated MDT Series; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Premier Intermediate Municipal Income Fund; Federated Premier Municipal Income Fund; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Government Bond Fund; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated World Investment Series, Inc.; Intermediate Municipal Trust; Edward Jones Money Market Fund and Money Market Obligations Trust.


         (b)

          (1)                          (2)                           (3)
Positions and Offices                                      Positions and Offices
  With Distributor                     Name                    With Registrant
_____________________           _________________          _____________________

Chairman:                       Richard B. Fisher          Vice President

Executive Vice
Vice President, Assistant
Secretary and Director:         Thomas R. Donahue

President and Director:         Thomas E. Territ

Vice President and Director:    Peter J. Germain

Treasurer and Director:         Denis McAuley III

Senior Vice Presidents:         Michael Bappert
                                Richard W. Boyd
                                Laura M. Deger
                                Peter W. Eisenbrandt
                                Theodore Fadool, Jr.
                                Christopher Fives
                                James S. Hamilton
                                James M. Heaton
                                Harry J. Kennedy
                                Anne H. Kruczek
                                Amy Michaliszyn
                                Keith Nixon
                                Solon A. Person, IV
                                Colin B. Starks
                                Robert F. Tousignant
                                Paul Uhlman

Vice Presidents:                Irving Anderson
                                Dan Berry
                                John B. Bohnet
                                Edward R. Bozek
                                Jane E. Broeren-Lambesis
                                Daniel Brown
                                Bryan Burke
                                Mark Carroll
                                Dan Casey
                                Scott Charlton
                                Steven R. Cohen
                                James Conely
                                Kevin J. Crenny
                                G. Michael Cullen
                                Beth C. Dell
                                Ron Dorman
                                Donald C. Edwards
                                Lee England
                                Timothy Franklin
                                Jamie Getz
                                Scott Gundersen
                                Peter Gustini
                                Dayna C. Haferkamp
                                Raymond J. Hanley
                                Vincent L. Harper, Jr.
                                Bruce E. Hastings
                                Jeffrey S. Jones
                                Michael W. Koenig
                                Ed Koontz
                                Christopher A. Layton
                                Michael H. Liss
                                Michael R. Manning
                                Michael Marcin
                                Martin J. McCaffrey
                                Mary A. McCaffrey
                                Richard C. Mihm
                                Vincent T. Morrow
                                Doris T. Muller
                                Alec H. Neilly
                                Rebecca Nelson
                                James E. Ostrowski
                                Stephen Otto
                                Brian Paluso
                                Mark Patsy
                                Robert F. Phillips
                                Chris Randal
                                Josh Rasmussen
                                Richard A. Recker
                                Ronald Reich
                                Christopher Renwick
                                Diane M. Robinson
                                Brian S. Ronayne
                                Timothy A. Rosewicz
                                Thomas S. Schinabeck
                                Edward J. Segura
                                Peter Siconolfi
                                Edward L. Smith
                                John A. Staley
                                Mark Strubel
                                William C. Tustin
                                Michael Vahl
                                David Wasik
                                G. Walter Whalen
                                Stephen White
                                Jeff Wick
                                Patrick M. Wiethorn
                                Lewis Williams
                                Edward J. Wojnarowski
                                Michael P. Wolff
                                Erik Zettlemayer
                                Paul Zuber

Assistant Vice Presidents:      Robert W. Bauman
                                Charles L. Davis, Jr.
                                William Rose

Secretary:                      C. Todd Gibson

Assistant Treasurer:            Lori A. Hensler
                                Richard A. Novak

The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

          (c)     Not applicable



Item 28.     Location of Accounts and Records:

             All  accounts and records  required  to  be  maintained  by
             Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant....................................Reed Smith LLP
...............................................Investment and Asset
...............................................Management Group (IAMG)
...............................................Federated Investors Tower
...............................................12th Floor
...............................................1001 Liberty Avenue
...............................................Pittsburgh, PA  15222-3779

(Notices should be sent to the Agent for Service at above address)

Federated Investors Funds
...............................................5800 Corporate Drive
...............................................Pittsburgh, PA  15237-7000

State Street Bank and.........................P.O. Box 8600
Trust Company.................................Boston, MA 02266-8600
("Custodian, Transfer Agent and
Dividend Disbursing Agent")

Federated Services Company....................Federated Investors Tower
("Administrator").............................1001 Liberty Avenue
...............................................Pittsburgh, PA  15222-3779

Federated Equity Management...................Federated Investors Tower
Company of Pennsylvania.......................1001 Liberty Avenue
("Adviser")...................................Pittsburgh, PA  15222-3779


Item 29.     Management Services:  Not applicable.

Item 30.     Undertakings:

             Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                               SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED MANAGED ALLOCATION PORTFOLIOS has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 15th day of November, 2006.

                FEDERATED MANAGED ALLOCATION PORTFOLIOS

                          BY: /s/ Andrew P. Cross
                          Andrew P. Cross, Assistant Secretary
                          November 15, 2006

       Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                            TITLE               DATE

By:  /s/Andrew P. Cross          Attorney In Fact      November 15, 2006
Andrew P. Cross                  For the Persons
ASSISTANT SECRETARY              Listed Below

       NAME                                     TITLE

John F. Donahue*                       Trustee

J. Christopher Donahue*                President and Trustee
                                       (Principal Executive Officer)

Richard J. Novack*                     Treasurer
                                       (Principal Financial Officer)

Stephen F. Auth*                       Chief Investment Officer

Thomas G. Bigley *                     Trustee

John T. Conroy, Jr.*                   Trustee

Nicholas P. Constantakis*              Trustee

John F. Cunningham*                    Trustee

Lawrence D. Ellis, M.D.*               Trustee

Peter E. Madden*                       Trustee

Charles F. Mansfield, Jr.*             Trustee

John E. Murray, Jr.*                   Trustee

Thomas M. O'Neil                       Trustee

Marjorie P. Smuts*                     Trustee

John S. Walsh*                         Trustee

James F. Will                          Trustee


* By Power of Attorney